Consolidated Schedule of Investments (Unaudited)	2
Notes to the Consolidated Schedule of Investments (Unaudited)	14

Consolidated Schedule of Investments	as of October 31, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	SHARES	VALUE
CLASS A EQUITY SHARES
Art (a) (b) (c) - 96.5%
Masterworks 040, xLxLxCx-xGxhxexnxixex,x xAxdxrxixaxnx;x xLxixdxlxexsxsx xExyxex, 2016
(Cost: $94,176, Initial Acquisition Date: 03/28/2023)	7,539	$86,360
(Cost: $20,632, Acquisition Date: 01/15/2025) (d)	1,296	14,846
(Cost: $5,306, Acquisition Date: 08/29/2025) (d)	660	7,560
Masterworks 041, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x xZxixexgxex, 1984
(Cost: $437,337, Acquisition Date: 03/28/2023)	22,709	400,839
(Cost: $66,400, Acquisition Date: 08/29/2025) (d)	5,000	88,255
Masterworks 042, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xDxaxrxkx xMxixlxkx, 1986
(Cost: $362,749, Initial Acquisition Date: 03/28/2023)	36,778	890,966
(Cost: $151,817, Acquisition Date: 08/29/2025) (d)	8,337	201,968
Masterworks 043, xLxLxCx-xHxaxrxixnxgx,x xKxexixtxhx;x xUxnxtxixtxlxexdx, 1983
(Cost: $575,705, Acquisition Date: 03/28/2023)	31,752	482,424
Masterworks 044, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xMxixsxsxixsxsxixpxpxix, 1982
(Cost: $632,411, Acquisition Date: 03/28/2023)	33,233	769,464
Masterworks 046, xLxLxCx-xHxexrxrxexrxax,x xCxaxrxmxexnx;x xGxrxexexnx xaxnxdx xOxrxaxnxgxex, 1958
(Cost: $746,610, Initial Acquisition Date: 03/28/2023)	31,607	709,988
(Cost: $9,229, Acquisition Date: 01/15/2025) (d)	474	10,647
(Cost: $4,639, Acquisition Date: 08/29/2025) (d)	240	5,391
Masterworks 047, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xLxixsxtxexnxixnxgx xtxox xVxoxixcxexsx, 2010
(Cost: $169,134, Acquisition Date: 03/28/2023)	8,308	163,442
(Cost: $57,838, Acquisition Date: 08/29/2025) (d)	3,908	76,881
Masterworks 048, xLxLxCx-xFxoxrxgx,x xGxuxnxtxhxexrx;x xUxnxtxixtxlxexdx, 2007
(Cost: $50,527, Initial Acquisition Date: 03/28/2023)	3,440	74,720
(Cost: $12,948, Acquisition Date: 01/15/2025) (d)	600	13,033
(Cost: $3,963, Acquisition Date: 08/29/2025) (d)	306	6,647
Masterworks 049, xLxLxCx-xTxexhx-xCxhxuxnx,x xCxhxux;x xPxrxixnxtxexmxpxsx xHxixvxexrxnxaxlx, 1986-1987
(Cost: $1,218,133, Initial Acquisition Date: 03/28/2023)	69,058	1,094,155
(Cost: $17,692, Acquisition Date: 01/15/2025) (d)	1,034	16,383
(Cost: $6,270, Acquisition Date: 08/29/2025) (d)	526	8,334

	SHARES	VALUE
Art (a) (b) (c) - 96.5% (continued)
Masterworks 050, xLxLxCx-xSxhxixrxaxgxax,x xKxaxzxuxox;x xKxoxsxhxax, 1992
(Cost: $609,429, Initial Acquisition Date: 03/28/2023)	34,169	$668,609
(Cost: $9,978, Acquisition Date: 01/15/2025) (d)	513	10,038
(Cost: $3,812, Acquisition Date: 08/29/2025) (d)	259	5,068
Masterworks 053, xLxLxCx-xWxoxoxlx,x xCxhxrxixsxtxoxpxhxexrx;x xUxnxtxixtxlxexdx, 1997
(Cost: $439,150, Initial Acquisition Date: 03/28/2023)	26,183	303,927
Masterworks 054, xLxLxCx-xMxixtxcxhxexlxlx,x xJxoxaxnx;xx1x2x xHxaxwxkxsx xaxtx x3x xOx’xCxlxoxcxkx, 1962
(Cost: $2,114,770, Initial Acquisition Date: 03/28/2023)	125,241	3,058,461
(Cost: $320,699, Acquisition Date: 01/15/2025) (d)	12,180	297,443
(Cost: $113,465, Acquisition Date: 08/29/2025) (d)	6,180	150,919
Masterworks 055, xLxLxCx-xMxaxrxtxixnx,x xAxgxnxexsx;x xUxnxtxixtxlxexdx x#x1x2x, 1988
(Cost: $1,405,369, Initial Acquisition Date: 03/28/2023)	60,275	1,213,716
(Cost: $18,367, Acquisition Date: 01/15/2025) (d)	903	18,183
(Cost: $6,949, Acquisition Date: 08/29/2025) (d)	459	9,243
Masterworks 056, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xUxnxtxixtxlxexdx, 1967
(Cost: $1,098,247, Acquisition Date: 03/28/2023)	65,886	986,195
Masterworks 057, xLxLxCx-xGxixlxlxixaxmx,x xSxaxmx;x xTxhxrxoxuxgxhx, 1970
(Cost: $364,983, Initial Acquisition Date: 03/28/2023)	18,672	316,117
(Cost: $3,667, Acquisition Date: 01/15/2025) (d)	278	4,707
(Cost: $1,872, Acquisition Date: 08/29/2025) (d)	143	2,421
Masterworks 058, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xAxlxlx xCxoxlxoxrxexdx xCxaxsxtx xIxIx, 1982
(Cost: $2,001,894, Initial Acquisition Date: 03/28/2023)	128,969	2,704,957
(Cost: $296,647, Acquisition Date: 01/15/2025) (d)	12,759	267,603
(Cost: $201,209, Acquisition Date: 08/29/2025) (d)	12,759	267,603
Masterworks 059, xLxLxCx-xHxaxrxixnxgx,x xKxexixtxhx;x xUxnxtxixtxlxexdx, 1984
(Cost: $677,421, Acquisition Date: 03/28/2023)	42,995	592,505
Masterworks 062, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x xAxbxsxtxrxaxkxtxexsx xBxixlxdx x9x0x8x-x8x, 2009
(Cost: $690,102, Initial Acquisition Date: 03/28/2023)	31,493	444,946
(Cost: $7,083, Acquisition Date: 08/29/2025) (d)	714	10,088

 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
2

Consolidated Schedule of Investments	as of October 31, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	SHARES	VALUE
Art (a) (b) (c) - 96.5% (continued)
Masterworks 063, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xPxlxaxaxox)x, 2010
(Cost: $513,217, Acquisition Date: 03/28/2023)	29,125	$291,562
Masterworks 064, xLxLxCx-xHxaxrxixnxgx,x xKxexixtxhx;x xUxnxtxixtxlxexdx, 1985
(Cost: $1,520,910, Initial Acquisition Date: 03/28/2023)	87,882	1,410,269
(Cost: $23,995, Acquisition Date: 08/29/2025) (d)	1,988	31,902
Masterworks 066, xLxLxCx-xGxhxexnxixex,x xAxdxrxixaxnx;x xAxnxtxexlxoxpxex xAxtxtxaxcxkxexdx xNxexaxrx xGxaxsx xPxixpxex, 2018
(Cost: $673,318, Initial Acquisition Date: 03/28/2023)	32,215	582,093
(Cost: $8,858, Acquisition Date: 01/15/2025) (d)	483	8,727
(Cost: $3,343, Acquisition Date: 08/29/2025) (d)	246	4,445
Masterworks 068, xLxLxCx-xWxoxux-xKxix,x xZxaxox;x x2x2x.x0x1x.x6x8x, 1968
(Cost: $882,600, Initial Acquisition Date: 03/28/2023)	51,872	875,402
(Cost: $13,262, Acquisition Date: 01/15/2025) (d)	776	13,096
(Cost: $5,013, Acquisition Date: 08/29/2025) (d)	395	6,666
Masterworks 071, xLxLxCx-xWxaxrxhxoxlx,x xAxnxdxyx;x xDxoxlxlxaxrx xSxixgxnx, 1981
(Cost: $207,857, Initial Acquisition Date: 03/28/2023)	10,756	108,476
Masterworks 072, xLxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx;x xUxnxtxixtxlxexdx xPxixnxkx x(xSxfxmxoxmxax xBxexnxexfxixtx)x, 2016
(Cost: $731,142, Initial Acquisition Date: 03/28/2023)	37,266	729,437
(Cost: $9,202, Acquisition Date: 01/15/2025) (d)	557	10,903
(Cost: $4,283, Acquisition Date: 08/29/2025) (d)	284	5,559
Masterworks 073, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xPxaxcxixfxixcx-xOxcxexaxnx, 2015
(Cost: $551,940, Acquisition Date: 03/28/2023)	32,599	287,934
Masterworks 074, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xRxexdx xRxaxbxbxixtx, 1982
(Cost: $1,200,489, Initial Acquisition Date: 03/28/2023)	68,406	1,495,868
(Cost: $204,806, Acquisition Date: 01/15/2025) (d)	9,804	214,389
(Cost: $81,773, Acquisition Date: 08/29/2025) (d)	4,974	108,769
Masterworks 075, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x xAxbxsxtxrxaxkxtxexsx xBxixlxdx x9x4x0x-x7x, 2015
(Cost: $785,686, Initial Acquisition Date: 06/09/2023)	51,332	893,999
(Cost: $162,588, Acquisition Date: 01/15/2025) (d)	8,676	151,101
(Cost: $57,692, Acquisition Date: 08/29/2025) (d)	4,404	76,700

	SHARES	VALUE
Art (a) (b) (c) - 96.5% (continued)
Masterworks 076, xLxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex x8x1x xxx x8x1x xcxmx,x x1x7x xFxéxvxrxixexr 2016
(Cost: $242,917, Initial Acquisition Date: 03/28/2023)	12,183	$118,180
(Cost: $2,959, Acquisition Date: 01/15/2025) (d)	183	1,775
(Cost: $745, Acquisition Date: 08/29/2025) (d)	93	902
Masterworks 079, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xSxexax xixnx xtxhxex xExvxexnxixnxgx xGxlxoxwx, 1995
(Cost: $465,218, Acquisition Date: 03/28/2023)	27,051	306,247
Masterworks 080, xLxLxCx-xGxixlxlxixaxmx,x xSxaxmx;x xAxtxmxoxsxpxhxexrxex, 1980
(Cost: $145,237, Initial Acquisition Date: 06/09/2023)	9,746	211,399
(Cost: $23,649, Acquisition Date: 01/15/2025) (d)	1,584	34,358
(Cost: $13,403, Acquisition Date: 08/29/2025) (d)	804	17,439
Masterworks 083, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xPxuxmxpxkxixnx, 1991
(Cost: $754,102, Initial Acquisition Date: 03/28/2023)	37,535	792,026
(Cost: $11,432, Acquisition Date: 01/15/2025) (d)	564	11,901
(Cost: $4,552, Acquisition Date: 08/29/2025) (d)	287	6,056
Masterworks 084, xLxLxCx-xFxoxrxgx,x xGxuxnxtxhxexrx;x xOxhxnxex xTxixtxexlx, 2008
(Cost: $232,897, Initial Acquisition Date: 03/28/2023)	12,403	173,601
Masterworks 088, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x xAxbxsxtxrxaxkxtxexsx xBxixlxdx x5x7x6x-x2x, 1985
(Cost: $683,510, Acquisition Date: 06/09/2023)	40,312	564,170
Masterworks 089, xLxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x xMxixnxexrxaxlx xKxixnxgxdxoxmx, 1976
(Cost: $172,725, Initial Acquisition Date: 06/09/2023)	9,998	254,564
(Cost: $39,637, Acquisition Date: 01/15/2025) (d)	1,644	41,859
(Cost: $15,963, Acquisition Date: 08/29/2025) (d)	834	21,235
Masterworks 090, xLxLxCx-xWxoxoxlx,x xCxhxrxixsxtxoxpxhxexrx;x xUxnxtxixtxlxexdx, 1995
(Cost: $1,234,403, Initial Acquisition Date: 06/09/2023)	66,993	1,238,238
(Cost: $103,562, Acquisition Date: 01/15/2025) (d)	5,928	109,568
(Cost: $41,783, Acquisition Date: 08/29/2025) (d)	3,006	55,560
Masterworks 091, xLxLxCx-xWxoxoxlx,x xCxhxrxixsxtxoxpxhxexrx;x xUxnxtxixtxlxexdx, 1990
(Cost: $735,178, Initial Acquisition Date: 06/09/2023)	44,694	818,392
(Cost: $103,445, Acquisition Date: 01/15/2025) (d)	5,976	109,427
(Cost: $41,806, Acquisition Date: 08/29/2025) (d)	3,036	55,592

 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
3

Consolidated Schedule of Investments	as of October 31, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	SHARES	VALUE
Art (a) (b) (c) - 96.5% (continued)
Masterworks 092, xLxLxCx-xBxaxnxkxsxyx;x xSxuxnxfxlxoxwxexrxsx xfxrxoxmx xPxextxrxoxlx xSxtxaxtxixoxnx, 2005
(Cost: $1,050,648, Initial Acquisition Date: 06/09/2023)	74,082	$1,305,666
(Cost: $214,245, Acquisition Date: 01/15/2025) (d)	12,420	218,898
(Cost: $83,618, Acquisition Date: 08/29/2025) (d)	6,306	111,141
Masterworks 093, xLxLxCx-xRxuxsxcxhxax,x xExdxwxaxrxdx;x xRxixpxex, 1967
(Cost: $3,623,072, Initial Acquisition Date: 03/28/2023)	202,181	3,832,947
(Cost: $280,703, Acquisition Date: 01/15/2025) (d)	16,920	320,769
(Cost: $141,411, Acquisition Date: 08/29/2025) (d)	8,586	162,773
Masterworks 095, xLxLxCx-xSxhxixrxaxgxax,x xKxaxzxuxox;x xCxhxixkxexnx-xsxexix xKxexnxdxoxsxhxixnx, 1961
(Cost: $535,685, Initial Acquisition Date: 06/09/2023)	33,680	604,667
(Cost: $50,225, Acquisition Date: 01/15/2025) (d)	2,844	51,059
(Cost: $19,521, Acquisition Date: 08/29/2025) (d)	1,446	25,960
Masterworks 096, xLxLxCx-xRxuxsxcxhxax,x xExdxwxaxrxdx;x xVxaxrxixextxixexsx xoxfx xIxnxtxexrxnxaxlx xTxoxrxmxexnxtx, 1998
(Cost: $608,673, Initial Acquisition Date: 06/09/2023)	36,314	785,620
(Cost: $60,684, Acquisition Date: 01/15/2025) (d)	3,120	67,498
(Cost: $25,756, Acquisition Date: 08/29/2025) (d)	1,584	34,268
Masterworks 097, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xRxexdx xGxoxdx, 2015
(Cost: $377,567, Initial Acquisition Date: 06/09/2023)	21,260	381,136
(Cost: $69,571, Acquisition Date: 01/15/2025) (d)	3,588	64,324
(Cost: $29,524, Acquisition Date: 08/29/2025) (d)	1,818	32,592
Masterworks 098, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xBxCxOx)x, 2013
(Cost: $368,614, Acquisition Date: 06/09/2023)	15,747	252,793
(Cost: $89,848, Acquisition Date: 01/15/2025) (d)	5,307	85,195
(Cost: $13,409, Acquisition Date: 08/29/2025) (d)	1,110	17,819
Masterworks 099, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xMxaxrxyx xMxaxgxdxaxlxexnxex, 2009
(Cost: $53,196, Initial Acquisition Date: 06/09/2023)	2,986	48,369
(Cost: $7,336, Acquisition Date: 01/15/2025) (d)	492	7,970
(Cost: $3,069, Acquisition Date: 08/29/2025) (d)	252	4,082

	SHARES	VALUE
Art (a) (b) (c) - 96.5% (continued)
Masterworks 101, xLxLxCx-xRxoxtxhxkxox,x xMxaxrxkx;x xUxnxtxixtxlxexdx, 1968
(Cost: $1,290,775, Initial Acquisition Date: 06/09/2023)	77,717	$1,416,097
(Cost: $121,111, Acquisition Date: 01/15/2025) (d)	6,804	123,977
(Cost: $47,382, Acquisition Date: 08/29/2025) (d)	3,456	62,972
Masterworks 103, xLxLxCx-xWxoxoxdx,x xJxoxnxaxsx;x xCxoxlxlxaxbxoxrxaxtxixoxnx xAxpxpxrxoxpxrxixaxtxixoxnx x6x, 2015
(Cost: $165,823, Initial Acquisition Date: 06/09/2023)	10,727	276,285
(Cost: $30,950, Acquisition Date: 01/15/2025) (d)	1,788	46,052
(Cost: $14,929, Acquisition Date: 08/29/2025) (d)	912	23,489
Masterworks 104, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xPxuxmxpxkxixnx, 1999
(Cost: $75,114, Initial Acquisition Date: 06/09/2023)	6,504	111,345
(Cost: $25,163, Acquisition Date: 01/15/2025) (d)	1,452	24,858
(Cost: $9,505, Acquisition Date: 08/29/2025) (d)	738	12,634
Masterworks 105, xLxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xSxhxaxdxoxwxexdx xPxlxaxcxex, 1985
(Cost: $362,980, Acquisition Date: 06/09/2023)	25,947	233,515
Masterworks 106, xLxLxCx-xMxixtxcxhxexlxlx,x xJxoxaxnx;x xUxnxtxixtxlxexdx x(xBxuxixsxsxoxnxnxixexrxex)x, 1962
(Cost: $763,793, Initial Acquisition Date: 06/09/2023)	36,715	782,918
(Cost: $53,169, Acquisition Date: 01/15/2025) (d)	2,164	46,146
(Cost: $4,866, Acquisition Date: 08/29/2025) (d)	291	6,205
Masterworks 107, xLxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex x1x4x3x xXx x2x0x2x xCxmx,x x3x xJxaxnxvxixexr 2019, 2019
(Cost: $134,969, Initial Acquisition Date: 06/09/2023)	8,729	108,764
(Cost: $23,644, Acquisition Date: 01/15/2025) (d)	1,464	18,242
(Cost: $6,971, Acquisition Date: 08/29/2025) (d)	744	9,270
Masterworks 108, xLxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xAxrxcxaxnxex, 1972
(Cost: $718,620, Initial Acquisition Date: 05/26/2023)	36,375	729,013
(Cost: $9,610, Acquisition Date: 01/15/2025) (d)	546	10,943
(Cost: $4,174, Acquisition Date: 08/29/2025) (d)	277	5,552
Masterworks 109, xLxLxCx-xNxaxrxax,x xYxoxsxhxixtxoxmxox;x xNxox xHxoxpxexlxexsxsx, 2007
(Cost: $1,261,199, Initial Acquisition Date: 06/09/2023)	72,352	1,335,054
(Cost: $106,325, Acquisition Date: 01/15/2025) (d)	5,532	102,078
(Cost: $38,975, Acquisition Date: 08/29/2025) (d)	2,808	51,814

 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
4

Consolidated Schedule of Investments	as of October 31, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	SHARES	VALUE
Art (a) (b) (c) - 96.5% (continued)
Masterworks 110, xLxLxCx-xHxaxrxixnxgx,x xKxexixtxhx;x xUxnxtxixtxlxexdx, 1982
(Cost: $472,042, Acquisition Date: 06/09/2023)	26,571	$310,578
Masterworks 111, xLxLxCx-xOxexhxlxexnx,x xAxlxbxexrxtx;x x1x0x1x xKxoxpxfxex, 2005
(Cost: $430,233, Acquisition Date: 06/09/2023)	26,658	298,924
(Cost: $63,216, Acquisition Date: 01/15/2025) (d)	4,220	47,320
Masterworks 112, xLxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex x9x2x xXx x6x5x xCxmx,x x1x3x xMxaxrxs 2015, 2015
(Cost: $50,937, Initial Acquisition Date: 06/09/2023)	3,103	29,008
(Cost: $11,916, Acquisition Date: 01/15/2025) (d)	708	6,619
Masterworks 113, xLxLxCx-xOxexhxlxexnx,x xAxlxbxexrxtx;x xUxnxtxixtxlxexdx, 2001
(Cost: $145,469, Initial Acquisition Date: 06/09/2023)	9,069	138,197
(Cost: $25,928, Acquisition Date: 01/15/2025) (d)	1,536	23,406
(Cost: $8,939, Acquisition Date: 08/29/2025) (d)	780	11,886
Masterworks 114, xLxLxCx-xWxaxrxhxoxlx,x xAxnxdxyx;x xFxlxoxwxexrxsx, 1964
(Cost: $159,750, Initial Acquisition Date: 06/09/2023)	12,594	262,485
(Cost: $51,698, Acquisition Date: 01/15/2025) (d)	2,772	57,774
(Cost: $22,095, Acquisition Date: 08/29/2025) (d)	1,410	29,387
Masterworks 115, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xJxAxAxTxOx)x, 2009
(Cost: $189,472, Acquisition Date: 06/09/2023)	9,039	79,972
Masterworks 116, xLxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx;x xPxrxoxmxixsxex xLxaxnxdx, 2012
(Cost: $1,191,769, Initial Acquisition Date: 06/09/2023)	64,744	1,055,120
(Cost: $72,377, Acquisition Date: 01/15/2025) (d)	4,476	72,944
(Cost: $27,879, Acquisition Date: 08/29/2025) (d)	2,274	37,059
Masterworks 117, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xUxnxtxixtxlxexdx, 1984
(Cost: $609,702, Initial Acquisition Date: 06/09/2023)	41,116	563,795
(Cost: $147,710, Acquisition Date: 01/15/2025) (d)	7,980	109,424
Masterworks 118, xLxLxCx-xLxixgxoxnx,x xGxlxexnxnx;x xSxtxrxaxnxgxexrx x#x5x5x, 2011
(Cost: $325,350, Initial Acquisition Date: 06/09/2023)	20,421	340,163
(Cost: $20,777, Acquisition Date: 01/15/2025) (d)	1,320	21,988
(Cost: $8,730, Acquisition Date: 08/29/2025) (d)	652	10,861

	SHARES	VALUE
Art (a) (b) (c) - 96.5% (continued)
Masterworks 120, xLxLxCx-xBxaxnxkxsxyx;x xRxaxtx x&x xHxexaxrxtx, 2014
(Cost: $23,421, Initial Acquisition Date: 06/09/2023)	2,239	$24,769
(Cost: $7,392, Acquisition Date: 01/15/2025) (d)	660	7,301
(Cost: $2,796, Acquisition Date: 08/29/2025) (d)	336	3,717
Masterworks 121, xLxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx;x xMxyx xWxhxoxlxex xFxaxmxixlxyx xixsx xfxrxoxmx xPxhxixlxlxyx, 2014
(Cost: $1,927,648, Initial Acquisition Date: 03/28/2023)	98,543	1,458,900
(Cost: $23,633, Acquisition Date: 01/15/2025) (d)	1,478	21,881
(Cost: $8,355, Acquisition Date: 08/29/2025) (d)	750	11,104
Masterworks 122, xLxLxCx-xBxaxnxkxsxyx;x xAxgxexnxcxyx xJxoxbx x(xGxlxexaxnxexrxsx)x, 2009
(Cost: $276,007, Initial Acquisition Date: 06/09/2023)	18,687	312,600
(Cost: $326,671, Acquisition Date: 01/15/2025) (d)	19,284	322,587
(Cost: $55,707, Acquisition Date: 08/29/2025) (d)	4,650	77,786
Masterworks 123, xLxLxCx-xOxexhxlxexnx,x xAxlxbxexrxtx;x xGxlxaxtxtx x(xSxmxoxoxtxhx)x, 2006
(Cost: $94,595, Initial Acquisition Date: 06/09/2023)	6,852	85,002
Masterworks 124, xLxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xBxlxuxex xQxuxixvxexrx, 1983
(Cost: $742,474, Initial Acquisition Date: 03/28/2023)	42,339	680,857
(Cost: $11,081, Acquisition Date: 01/15/2025) (d)	635	10,212
(Cost: $3,908, Acquisition Date: 08/29/2025) (d)	323	5,194
Masterworks 125, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xTxrxaxnxsxpxaxrxexnxtx xFxixgxuxrxexsx, 2016
(Cost: $870,557, Initial Acquisition Date: 06/09/2023)	38,753	1,063,452
(Cost: $48,788, Acquisition Date: 01/15/2025) (d)	2,616	71,788
(Cost: $23,059, Acquisition Date: 08/29/2025) (d)	1,326	36,388
Masterworks 126, xLxLxCx-xKxaxwxsx;x xCxhxuxmx x(xKxCxOx9x)x, 2016
(Cost: $59,301, Initial Acquisition Date: 06/09/2023)	3,682	57,927
(Cost: $8,963, Acquisition Date: 01/15/2025) (d)	516	8,118
(Cost: $3,052, Acquisition Date: 08/29/2025) (d)	258	4,059
Masterworks 127, xLxLxCx-xGxhxexnxixex,x xAxdxrxixaxnx;x xAxnxtxexlxoxpxex xAxtxtxaxcxkxexdx xNxexaxrx xGxaxsx xPxixpxex x2x, 2019
(Cost: $545,341, Initial Acquisition Date: 06/09/2023)	29,047	554,670
(Cost: $35,400, Acquisition Date: 01/15/2025) (d)	1,884	35,976
(Cost: $13,786, Acquisition Date: 08/29/2025) (d)	960	18,332

 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
5

Consolidated Schedule of Investments	as of October 31, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	SHARES	VALUE
Art (a) (b) (c) - 96.5% (continued)
Masterworks 128, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xKxHxNx)x, 2011
(Cost: $176,823, Initial Acquisition Date: 06/09/2023)	12,581	$191,727
(Cost: $39,285, Acquisition Date: 08/29/2025) (d)	3,428	52,241
Masterworks 129, xLxLxCx-xSxhxixrxaxgxax,x xKxaxzxuxox;x xCxhxixsxuxixsxexix xTxsxuxhxixexnx, 1961
(Cost: $551,913, Initial Acquisition Date: 06/09/2023)	26,889	634,997
(Cost: $41,482, Acquisition Date: 01/15/2025) (d)	1,788	42,225
(Cost: $16,082, Acquisition Date: 08/29/2025) (d)	906	21,396
Masterworks 130, xLxLxCx-xGxhxexnxixex,x xAxdxrxixaxnx;x xTxhxex xTxrxixpx, 2016
(Cost: $1,237,693, Acquisition Date: 03/28/2023)	62,190	643,673
Masterworks 131, xLxLxCx-xFxoxnxtxaxnxax,x xLxuxcxixox;x xCxoxnxcxextxtxox xSxpxaxzxixaxlxex,x xAxtxtxexsxex, 1964-5
(Cost: $170,827, Acquisition Date: 06/09/2023)	11,508	185,453
(Cost: $67,660, Acquisition Date: 01/15/2025) (d)	4,242	68,360
(Cost: $12,508, Acquisition Date: 08/29/2025) (d)	1,032	16,631

Masterworks 132, xLxLxCx-xBxoxextxtxix,x xAxlxixgxhxixexrxox;x xSxexnxzxax xTxixtxoxlxox x (xIx xVxexrxbxix xIxrxrxexgxoxlxaxrxix,x xTxoxcxcxhxix Ex Rxixnxtxoxcxcxhxix,x Pxexrx Nxuxoxvxix Dxexsxixdxexrxix)x, 1989

(Cost: $30,752, Initial Acquisition Date: 06/09/2023)	2,295	43,741
(Cost: $8,559, Acquisition Date: 01/15/2025) (d)	540	10,292
(Cost: $3,872, Acquisition Date: 08/29/2025) (d)	270	5,146
Masterworks 133, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x xAxbxsxtxrxaxkxtxexsx xBxixlxdx x6x6x5x-x4x, 1988
(Cost: $264,379, Initial Acquisition Date: 06/09/2023)	13,336	229,546
(Cost: $30,904, Acquisition Date: 01/15/2025) (d)	1,536	26,438
(Cost: $10,101, Acquisition Date: 08/29/2025) (d)	780	13,426
Masterworks 136, xLxLxCx-xPxrxixnxcxex,x xRxixcxhxaxrxdx;x xAxrxex xYxoxux xKxixdxdxixnxgx?x, 1988
(Cost: $495,240, Initial Acquisition Date: 03/28/2023)	28,221	425,513
(Cost: $7,732, Acquisition Date: 01/15/2025) (d)	423	6,378
(Cost: $2,266, Acquisition Date: 08/29/2025) (d)	214	3,227
Masterworks 139, xLxLxCx-xOxexhxlxexnx,x xAxlxbxexrxtx;x xUxnxtxixtxlxexdx x(x2x2x/x8x7x)x, 1987
(Cost: $420,364, Initial Acquisition Date: 03/28/2023)	25,638	364,724
(Cost: $5,784, Acquisition Date: 08/29/2025) (d)	579	8,237

	SHARES	VALUE
Art (a) (b) (c) - 96.5% (continued)
Masterworks 140, xLxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xTxixnxcxtx, 1972
(Cost: $784,968, Initial Acquisition Date: 03/28/2023)	40,127	$729,445
(Cost: $11,101, Acquisition Date: 01/15/2025) (d)	603	10,962
(Cost: $4,183, Acquisition Date: 08/29/2025) (d)	306	5,563
Masterworks 142, xLxLxCx-xUxexcxkxexrx,x xGxuxnxtxhxexrx;x xFxexlxdx x8x3x/x8x4x, 1983-84
(Cost: $412,641, Initial Acquisition Date: 03/28/2023)	23,560	290,078
(Cost: $4,936, Acquisition Date: 08/29/2025) (d)	533	6,562
Masterworks 145, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xRxexdx xPxuxmxpxkxixnx, 1996
(Cost: $153,986, Initial Acquisition Date: 03/28/2023)	7,905	148,315
(Cost: $1,758, Acquisition Date: 01/15/2025) (d)	120	2,251
(Cost: $869, Acquisition Date: 08/29/2025) (d)	60	1,126
Masterworks 146, xLxLxCx-xRxuxsxcxhxax,x xExdxwxaxrxdx;x xSxexaxfxoxoxdx xSxtxoxcxkx, 1986
(Cost: $399,733, Initial Acquisition Date: 03/28/2023)	20,406	364,763
(Cost: $5,523, Acquisition Date: 01/15/2025) (d)	306	5,470
(Cost: $2,098, Acquisition Date: 08/29/2025) (d)	156	2,789
Masterworks 147, xLxLxCx-xAxnxdxrxex,x xCxaxrxlx;x xMxaxgxnxexsxixuxmx-xLxexaxdx xPxlxaxixnx, 1969
(Cost: $469,724, Initial Acquisition Date: 03/28/2023)	23,852	367,638
(Cost: $5,112, Acquisition Date: 01/15/2025) (d)	357	5,503
(Cost: $2,098, Acquisition Date: 08/29/2025) (d)	181	2,790
Masterworks 148, xLxLxCx-xGxixlxlxixaxmx,x xSxaxmx;x xSxoxnxgx xTxrxoxpxixex, 1973
(Cost: $222,866, Initial Acquisition Date: 03/28/2023)	11,994	271,657
(Cost: $3,318, Acquisition Date: 08/29/2025) (d)	272	6,161
Masterworks 152, xLxLxCx-xWxaxrxhxoxlx,x xAxnxdxyx;x xDxoxlxlxaxrx xSxixgxnx, 1982
(Cost: $178,763, Initial Acquisition Date: 03/28/2023)	9,175	145,869
(Cost: $2,207, Acquisition Date: 01/15/2025) (d)	138	2,194
(Cost: $849, Acquisition Date: 08/29/2025) (d)	71	1,129
Masterworks 153, xLxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x xTxextxhxyxsx, 1981
(Cost: $330,126, Initial Acquisition Date: 03/28/2023)	16,909	359,404
(Cost: $5,179, Acquisition Date: 01/15/2025) (d)	255	5,420
(Cost: $2,061, Acquisition Date: 08/29/2025) (d)	129	2,742

 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
6

Consolidated Schedule of Investments	as of October 31, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	SHARES	VALUE
Art (a) (b) (c) - 96.5% (continued)
Masterworks 154, xLxLxCx-xKxaxwxsx;x xCxhxuxmx x(xKxCxBx1x)x, 2012
(Cost: $419,730, Initial Acquisition Date: 03/28/2023)	21,487	$389,050
(Cost: $5,306, Acquisition Date: 01/15/2025) (d)	321	5,812
(Cost: $1,801, Acquisition Date: 08/29/2025) (d)	163	2,951
Masterworks 156, xLxLxCx-xHxaxrxixnxgx,x xKxexixtxhx;x xUxnxtxixtxlxexdx xNxox.x x1x0x, 1988
(Cost: $682,250, Acquisition Date: 03/28/2023)	45,604	596,728
Masterworks 157, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xRxoxdxrxixgxox xaxnxdx xHxixsx xMxixsxtxrxexsxsx, 2008
(Cost: $275,755, Initial Acquisition Date: 03/28/2023)	14,052	243,023
(Cost: $3,291, Acquisition Date: 01/15/2025) (d)	210	3,632
(Cost: $1,660, Acquisition Date: 08/29/2025) (d)	107	1,851
Masterworks 158, xLxLxCx-xMxexhxrxextxux,x xJxuxlxixex;x xUxnxtxixtxlxexdx, 2012
(Cost: $173,212, Initial Acquisition Date: 03/28/2023)	8,876	220,299
(Cost: $2,871, Acquisition Date: 01/15/2025) (d)	132	3,276
(Cost: $1,269, Acquisition Date: 08/29/2025) (d)	68	1,688
Masterworks 159, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xPxuxmxpxkxixnx x(xOx.xKxex)x, 2004
(Cost: $408,857, Initial Acquisition Date: 03/28/2023)	22,704	479,851
(Cost: $7,302, Acquisition Date: 01/15/2025) (d)	342	7,228
(Cost: $2,749, Acquisition Date: 08/29/2025) (d)	173	3,656
Masterworks 160, xLxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex x9x2x xXx x7x3x xCxmx,x x2x5x xOxcxtxoxbxrxe 1987, 1987
(Cost: $297,718, Initial Acquisition Date: 03/28/2023)	16,196	179,729
(Cost: $4,404, Acquisition Date: 01/15/2025) (d)	242	2,686
Masterworks 162, xLxLxCx-xJxoxhxnxsxoxnx,x xRxaxsxhxixdx;x xUxnxtxixtxlxexdx x(xExsxcxaxpxex xCxoxlxlxaxgxex)x, 2019
(Cost: $275,517, Acquisition Date: 03/28/2023)	13,820	129,434
(Cost: $4,695, Acquisition Date: 08/29/2025) (d)	567	5,310
Masterworks 163, xLxLxCx-xKxaxtxzx,x xAxlxexxx;x xKxyxmx, 2004
(Cost: $169,190, Initial Acquisition Date: 03/28/2023)	7,757	191,476
(Cost: $2,224, Acquisition Date: 01/15/2025) (d)	117	2,888
(Cost: $1,017, Acquisition Date: 08/29/2025) (d)	59	1,456
Masterworks 164, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xDxkxkxnx)x, 2010
(Cost: $689,025, Acquisition Date: 03/28/2023)	34,549	298,610

	SHARES	VALUE
Art (a) (b) (c) - 96.5% (continued)
Masterworks 165, xLxLxCx-xJxuxdxdx,x xDxoxnxaxlxdx;x xUxnxtxixtxlxexdx, 1988
(Cost: $292,420, Initial Acquisition Date: 03/28/2023)	12,698	$272,611
(Cost: $3,719, Acquisition Date: 01/15/2025) (d)	192	4,122
(Cost: $1,549, Acquisition Date: 08/29/2025) (d)	96	2,061
Masterworks 166, xLxLxCx-xKxaxwxsx;x xKxuxrxfxsx x(xLxaxuxgxhxixnxgx)x, 2008
(Cost: $516,838, Initial Acquisition Date: 03/28/2023)	26,832	508,185
(Cost: $6,979, Acquisition Date: 01/15/2025) (d)	402	7,614
(Cost: $3,123, Acquisition Date: 08/29/2025) (d)	204	3,864
Masterworks 167, xLxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xDxexlxoxsx, 1983
(Cost: $743,920, Initial Acquisition Date: 05/26/2023)	37,662	729,419
(Cost: $10,286, Acquisition Date: 01/15/2025) (d)	563	10,904
(Cost: $4,182, Acquisition Date: 08/29/2025) (d)	287	5,558
Masterworks 168, xLxLxCx-xOxwxexnxsx,x xLxaxuxrxax;x xUxnxtxixtxlxexdx, 2016
(Cost: $190,767, Initial Acquisition Date: 03/28/2023)	9,753	194,507
(Cost: $2,778, Acquisition Date: 01/15/2025) (d)	147	2,932
(Cost: $1,125, Acquisition Date: 08/29/2025) (d)	75	1,496
Masterworks 169, xLxLxCx-xWxhxixtxnxexyx,x xSxtxaxnxlxexyx;x xMxoxrxnxixnxgx xBxixrxdx, 2022
(Cost: $234,203, Initial Acquisition Date: 03/28/2023)	11,972	139,807
(Cost: $2,379, Acquisition Date: 08/29/2025) (d)	271	3,165
Masterworks 171, xLxLxCx-xWxhxixtxnxexyx,x xSxtxaxnxlxexyx;x xMxexmxoxrxyx xGxaxrxdxexnx, 2020
(Cost: $222,877, Initial Acquisition Date: 03/28/2023)	11,384	109,415
(Cost: $1,742, Acquisition Date: 08/29/2025) (d)	258	2,480
Masterworks 172, xLxLxCx-xNxaxrxax,x xYxoxsxhxixtxoxmxox;x xKxaxpxuxtxtx xPxuxpx xKxixnxgx, 1999
(Cost: $385,056, Initial Acquisition Date: 03/28/2023)	19,732	377,838
(Cost: $5,548, Acquisition Date: 01/15/2025) (d)	297	5,687
(Cost: $2,160, Acquisition Date: 08/29/2025) (d)	150	2,872
Masterworks 173, xLxLxCx-xYxixaxdxoxmx-xBxoxaxkxyxex,x xLxyxnxextxtxex;x xOxyxsxtxexrx, 2012
(Cost: $385,530, Initial Acquisition Date: 03/28/2023)	19,708	218,827
Masterworks 174, xLxLxCx-xCxhxaxnxexlx xAxbxnxexyx,x xNxixnxax;x xAxnxyxtxixmxex,x xAxnxyxpxlxaxcxex, 2018
(Cost: $133,313, Acquisition Date: 03/28/2023)	6,026	53,730

 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
7

Consolidated Schedule of Investments	as of October 31, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	SHARES	VALUE
Art (a) (b) (c) - 96.5% (continued)
Masterworks 176, xLxLxCx-xKxaxwxsx;x xUxnxtxixtxlxexdx x(xKxuxrxfx)x, 2008
(Cost: $389,680, Initial Acquisition Date: 05/26/2023)	19,726	$414,439
(Cost: $5,532, Acquisition Date: 01/15/2025) (d)	296	6,219
(Cost: $2,590, Acquisition Date: 08/29/2025) (d)	150	3,151
Masterworks 177, xLxLxCx-xKxaxtxzx,x xAxlxexxx;x xPxixnxkx xKxixmxoxnxox,x xIxsxaxaxcx xMxixzxrxaxhxix xSxexrxixexsx, 1994
(Cost: $355,567, Initial Acquisition Date: 03/28/2023)	19,663	425,842
(Cost: $5,136, Acquisition Date: 01/15/2025) (d)	294	6,367
(Cost: $2,406, Acquisition Date: 08/29/2025) (d)	150	3,249
Masterworks 178, xLxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x xBxrxixdxex’xsx xDxoxoxrx, 1967
(Cost: $580,420, Initial Acquisition Date: 05/26/2023)	29,381	623,257
(Cost: $8,494, Acquisition Date: 01/15/2025) (d)	441	9,355
(Cost: $3,557, Acquisition Date: 08/29/2025) (d)	223	4,730
Masterworks 179, xLxLxCx-xWxoxux-xKxix,x xZxaxox;x x1x7x.x0x2x.x7x1x-x1x2x.x0x5x.x7x6x, 1971
(Cost: $434,160, Initial Acquisition Date: 03/28/2023)	23,931	364,713
(Cost: $6,223, Acquisition Date: 08/29/2025) (d)	543	8,275
Masterworks 180, xLxLxCx-xWxhxixtxnxexyx,x xSxtxaxnxlxexyx;x xIx xSxixnxgx xRxexdx xaxnxdx xBxlxuxex, 2020
(Cost: $223,055, Initial Acquisition Date: 03/28/2023)	11,251	109,430
(Cost: $1,735, Acquisition Date: 08/29/2025) (d)	254	2,470
Masterworks 182, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xPxuxmxpxkxixnx, 1996
(Cost: $151,791, Initial Acquisition Date: 03/28/2023)	7,737	167,083
(Cost: $1,945, Acquisition Date: 01/15/2025) (d)	117	2,527
(Cost: $923, Acquisition Date: 08/29/2025) (d)	59	1,274
Masterworks 186, xLxLxCx-xPxaxrxtxyx,x xNxixcxoxlxaxsx;x xLxaxnxdxsxcxaxpxex, 2017
(Cost: $663,340, Initial Acquisition Date: 04/12/2023)	33,634	474,138
Masterworks 191, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xGxrxexexnx xaxnxdx xPxuxrxpxlxex xCxoxmxpxoxsxixtxixoxnx, 2010
(Cost: $1,050,280, Initial Acquisition Date: 05/26/2023)	53,165	923,922
(Cost: $14,755, Acquisition Date: 01/15/2025) (d)	798	13,868
(Cost: $5,293, Acquisition Date: 08/29/2025) (d)	405	7,038

	SHARES	VALUE
Art (a) (b) (c) - 96.5% (continued)
Masterworks 192, xLxLxCx-xOxexhxlxexnx,x xAxlxbxexrxtx;x xAxuxfx x(xDxexrx xSxtxrxaxsxsxex)x xSxcxhxrxexixbxexnx x(xWxrxixtxixnxgx x(xOxnx xTxhxex xSxtxrxexextx)x)x, 2000
(Cost: $414,580, Initial Acquisition Date: 05/26/2023)	20,986	$413,332
(Cost: $5,511, Acquisition Date: 01/15/2025) (d)	314	6,184
(Cost: $2,384, Acquisition Date: 08/29/2025) (d)	161	3,171
Masterworks 193, xLxLxCx-xHxexrxrxexrxax,x xCxaxrxmxexnx;x xNxoxcxhxex xVxexrxdxex, 2016
(Cost: $156,261, Initial Acquisition Date: 03/28/2023)	7,965	167,996
(Cost: $2,221, Acquisition Date: 01/15/2025) (d)	120	2,531
(Cost: $1,025, Acquisition Date: 08/29/2025) (d)	60	1,266
Masterworks 196, xLxLxCx-xMxixtxcxhxexlxlx,x xJxoxaxnx;x xUxnxtxixtxlxexdx,x xCx. 1956
(Cost: $883,460, Initial Acquisition Date: 05/26/2023)	44,720	860,493
(Cost: $13,642, Acquisition Date: 01/15/2025) (d)	672	12,930
(Cost: $5,165, Acquisition Date: 08/29/2025) (d)	340	6,542
Masterworks 197, xLxLxCx-xHxoxcxkxnxexyx,x xDxaxvxixdx;x xSxuxnxfxlxoxwxexrx xaxnxdx xTxhxrxexex xOxrxaxnxgxexsx, 1996
(Cost: $1,050,540, Initial Acquisition Date: 05/26/2023)	53,178	1,298,016
(Cost: $17,207, Acquisition Date: 01/15/2025) (d)	797	19,454
(Cost: $7,432, Acquisition Date: 08/29/2025) (d)	405	9,886
Masterworks 214, xLxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x xPxixlxoxtx, 1978
(Cost: $442,220, Initial Acquisition Date: 05/26/2023)	22,385	478,556
(Cost: $6,649, Acquisition Date: 01/15/2025) (d)	336	7,183
(Cost: $2,748, Acquisition Date: 08/29/2025) (d)	171	3,656
Masterworks 215, xLxLxCx-xBxoxextxtxix,x xAxlxixgxhxixexrxox;x xMxaxpxpxax, 1983
(Cost: $663,340, Initial Acquisition Date: 05/26/2023)	33,578	607,872
(Cost: $9,788, Acquisition Date: 01/15/2025) (d)	504	9,124
(Cost: $3,473, Acquisition Date: 08/29/2025) (d)	255	4,616
Masterworks 217, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xCxoxnxsxtxrxuxcxtxexdx xFxaxcxex, 2013
(Cost: $497,500, Initial Acquisition Date: 05/26/2023)	25,183	364,700
(Cost: $5,797, Acquisition Date: 08/29/2025) (d)	570	8,255

 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
8

Consolidated Schedule of Investments	as of October 31, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	SHARES	VALUE
Art (a) (b) (c) - 96.5% (continued)
Masterworks 218, xLxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xGxrxexexnxsxlxexexvxexsx, 1983
(Cost: $635,700, Initial Acquisition Date: 05/26/2023)	32,179	$632,163
(Cost: $9,230, Acquisition Date: 01/15/2025) (d)	483	9,489
(Cost: $3,606, Acquisition Date: 08/29/2025) (d)	244	4,793
Masterworks 219, xLxLxCx-xHxaxrxixnxgx,x xKxexixtxhx;x xUxnxtxixtxlxexdx, 1984
(Cost: $1,053,020, Acquisition Date: 05/30/2023)	52,651	721,777
Masterworks 228, xLxLxCx-xNxaxrxax,x xYxoxsxhxixtxoxmxox;x xUxnxdxexrx xtxhxex xHxaxzxyx xSxkxyx, 2012
(Cost: $2,515,140, Initial Acquisition Date: 05/30/2023)	127,273	2,551,505
(Cost: $36,940, Acquisition Date: 01/15/2025) (d)	1,911	38,311
(Cost: $18,566, Acquisition Date: 08/29/2025) (d)	968	19,406
Masterworks 230, xLxLxCx-xKxaxwxsx;x xCxhxuxmx x(xKxCxBx8x)x, 2012
(Cost: $428,520, Initial Acquisition Date: 05/26/2023)	21,692	389,020
(Cost: $5,546, Acquisition Date: 01/15/2025) (d)	327	5,864
(Cost: $1,818, Acquisition Date: 08/29/2025) (d)	165	2,959
Masterworks 236, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xExaxsxtxexrx xSxuxnxdxaxyx, 2011
(Cost: $704,680, Initial Acquisition Date: 05/26/2023)	35,612	607,868
(Cost: $9,201, Acquisition Date: 01/15/2025) (d)	534	9,115
(Cost: $4,453, Acquisition Date: 08/29/2025) (d)	272	4,643
Masterworks 239, xLxLxCx-xBxrxoxwxnx,x xCxexcxixlxyx;x xTxhxex xNxyxmxpxhxsx xHxaxvxex xDxexpxaxrxtxexdx, 2014
(Cost: $1,156,600, Initial Acquisition Date: 05/26/2023)	58,452	1,154,959
(Cost: $19,630, Acquisition Date: 08/29/2025) (d)	1,321	26,102
Masterworks 241, xLxLxCx-xPxaxrxtxyx,x xNxixcxoxlxaxsx;x xTxrxexexsx, 2019
(Cost: $481,820, Initial Acquisition Date: 05/26/2023)	24,389	425,486
(Cost: $7,242, Acquisition Date: 08/29/2025) (d)	552	9,630
Masterworks 245, xLxLxCx-xAxyx xTxjxoxex,x xCxhxrxixsxtxixnxex;x xLxaxyxexrx xaxsx xax xHxixdxixnxgx xPxlxaxcxex, 2013
(Cost: $402,320, Initial Acquisition Date: 05/26/2023)	20,293	411,854
(Cost: $5,973, Acquisition Date: 01/15/2025) (d)	306	6,210
(Cost: $2,350, Acquisition Date: 08/29/2025) (d)	154	3,125

	SHARES	VALUE
Art (a) (b) (c) - 96.5% (continued)
Masterworks 254, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xIxnxsxixdxex xtxhxex xWxexsxtx xWxixnxgx, 1957
(Cost: $693,480, Acquisition Date: 01/12/2024)	34,674	$508,023
(Cost: $11,995, Acquisition Date: 08/29/2025) (d)	952	13,948
Masterworks 258, xLxLxCx-xGxixlxlxixaxmx,x xSxaxmx;x xUxnxtxixtxlxexdx, 1970
(Cost: $416,080, Acquisition Date: 10/30/2023)	20,804	315,314
Masterworks 261, xLxLxCx-xWxoxnxgx,x xMxaxtxtxhxexwx;x xUxnxtxixtxlxexdx, 2017
(Cost: $762,940, Initial Acquisition Date: 05/26/2023)	38,481	786,109
(Cost: $11,422, Acquisition Date: 01/15/2025) (d)	576	11,767
(Cost: $4,485, Acquisition Date: 08/29/2025) (d)	292	5,965
Masterworks 262, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xUxnxtxixtxlxexdx, 1983
(Cost: $2,000,000, Initial Acquisition Date: 10/30/2023)	101,956	2,228,779
(Cost: $236,264, Acquisition Date: 01/15/2025) (d)	11,772	257,338
(Cost: $98,087, Acquisition Date: 08/29/2025) (d)	5,970	130,505
Masterworks 268, xLxLxCx-xNxaxrxax,x xYxoxsxhxixtxoxmxox;x xWxoxuxnxdxexdx, 2014
(Cost: $1,664,340, Initial Acquisition Date: 10/30/2023)	83,562	1,580,508
(Cost: $23,249, Acquisition Date: 01/15/2025) (d)	1,254	23,718
(Cost: $9,036, Acquisition Date: 08/29/2025) (d)	635	12,011
Masterworks 273, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xHxuxmxaxnx xRxaxgxex, 2020
(Cost: $527,040, Initial Acquisition Date: 10/30/2023)	26,417	486,300
(Cost: $7,374, Acquisition Date: 01/15/2025) (d)	396	7,290
(Cost: $2,784, Acquisition Date: 08/29/2025) (d)	201	3,700
Masterworks 274, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex; xxPxoxlxixtxixcxaxlx xCxaxrxtxoxoxnx xAxbxsxtxrxaxcxtxixoxnx, 2017
(Cost: $499,300, Acquisition Date: 03/05/2024)	24,965	490,527
(Cost: $3,103, Acquisition Date: 01/15/2025) (d)	156	3,065
(Cost: $2,793, Acquisition Date: 08/29/2025) (d)	189	3,714
Masterworks 275, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xSxixlxvxexrx-xNxextxsx x(xTxwxhxexrxox)x, 2007
(Cost: $751,700, Acquisition Date: 10/30/2023)	37,585	339,573

 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
9

Consolidated Schedule of Investments	as of October 31, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	SHARES	VALUE
Art (a) (b) (c) - 96.5% (continued)
Masterworks 278, xLxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx;x xMxaxqxuxaxnx, 2015
(Cost: $596,520, Acquisition Date: 01/03/2024)	29,826	$580,993
(Cost: $7,550, Acquisition Date: 01/15/2025) (d)	416	8,103
(Cost: $3,709, Acquisition Date: 08/29/2025) (d)	227	4,422
Masterworks 279, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xNxextxsx xOxbxsxexsxsxixoxnx x(xTxoxwxex)x, 2002
(Cost: $554,780, Initial Acquisition Date: 10/30/2023)	27,808	230,998
Masterworks 282, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x x xPxoxlxlxox xFxrxixtxox, 1982
(Cost: $2,400,000, Acquisition Date: 03/26/2024)	120,000	2,366,076
(Cost: $483,784, Acquisition Date: 08/29/2025) (d)	32,622	643,218
Masterworks 286, xLxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx;x x xSxexax xMxoxnxsxtxexrx, 2014
(Cost: $1,188,520, Acquisition Date: 03/05/2024)	59,426	1,055,222
(Cost: $2,473, Acquisition Date: 01/15/2025) (d)	131	2,326
(Cost: $5,972, Acquisition Date: 08/29/2025) (d)	447	7,937
Masterworks 300, xLxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x xOxvxexrx xaxnxdx xAxbxoxvxex, 1975
(Cost: $389,840, Initial Acquisition Date: 10/30/2023)	19,541	759,007
(Cost: $5,918, Acquisition Date: 01/15/2025) (d)	294	11,419
(Cost: $3,109, Acquisition Date: 08/29/2025) (d)	148	5,749
Masterworks 304, xLxLxCx-xSxcxhxaxrxfx,x xKxexnxnxyx;xxxExvxoxlxuxtxixoxnx xRxexvxoxlxuxtxixoxnx xIxvx, 2023
(Cost: $165,020, Acquisition Date: 03/05/2024)	8,251	160,999
(Cost: $7,262, Acquisition Date: 01/15/2025) (d)	431	8,410
(Cost: $3,293, Acquisition Date: 08/29/2025) (d)	263	5,132
Masterworks 309, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xUxnxtxixtxlxexdx x(xPxaxixnxtxixnxgx xDxrxaxwxixnxgx x6x)x, 2011
(Cost: $165,520, Acquisition Date: 03/05/2024)	8,276	161,514
(Cost: $18,719, Acquisition Date: 01/15/2025) (d)	1,054	20,570
(Cost: $12,687, Acquisition Date: 08/29/2025) (d)	762	14,871
Masterworks 311, xLxLxCx-xRxuxsxcxhxax,x xExdxwxaxrxdx;x xMxaxnxuxaxlx xMxoxbxixlxixtxyx, 1994
(Cost: $864,100, Acquisition Date: 03/05/2024)	43,205	1,312,391
(Cost: $34,194, Acquisition Date: 01/15/2025) (d)	1,708	51,882
(Cost: $6,700, Acquisition Date: 08/29/2025) (d)	337	10,237

	SHARES	VALUE
Art (a) (b) (c) - 96.5% (continued)
Masterworks 312, xLxLxCx-xRxyxmxaxnx,x xRxoxbxexrxtx;x x xFxixlxex, 1997
(Cost: $433,320, Acquisition Date: 03/05/2024)	21,666	$500,138
(Cost: $1,200, Acquisition Date: 01/15/2025) (d)	60	1,385
(Cost: $3,208, Acquisition Date: 08/29/2025) (d)	162	3,740
Masterworks 318, xLxLxCx-xPxexyxtxoxnx,x xExlxixzxaxbxextxhx;x x xHxaxixrxcxuxtx x(xBxexnx x&x xSxpxexnxcxexrx)x, 2002
(Cost: $125,200, Acquisition Date: 03/05/2024)	6,260	162,433
(Cost: $773, Acquisition Date: 01/15/2025) (d)	36	934
(Cost: $1,003, Acquisition Date: 08/29/2025) (d)	47	1,220
Masterworks 325, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x x xExcxsxtxaxtxixcx xFxixgxuxrxexsx, 2010
(Cost: $859,900, Acquisition Date: 03/05/2024)	42,995	739,626
(Cost: $4,775, Acquisition Date: 08/29/2025) (d)	369	6,348
Masterworks 326, xLxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex x1x2x8x xXx x1x8x1x xCxmx, 2009
(Cost: $416,080, Acquisition Date: 03/05/2024)	20,804	276,337
Masterworks 329, xLxLxCx-xFxoxrxgx,x xGxuxnxtxhxexrx;x x xUxnxtxixtxlxexdx, 2006
(Cost: $132,200, Acquisition Date: 03/05/2024)	6,610	128,979
(Cost: $6,640, Acquisition Date: 01/15/2025) (d)	343	6,693
(Cost: $2,848, Acquisition Date: 08/29/2025) (d)	194	3,785
Masterworks 334, xLxLxCx-xSxexox-xbxox,x xPxaxrxkx;x xExcxrxixtxuxrxex xNxox.x x2x-x8x0x-x8x1x, 1980-1981
(Cost: $252,400, Acquisition Date: 03/05/2024)	12,620	247,531
Masterworks 338, xLxLxCx-xFxoxrxgx,x xGxuxnxtxhxexrx;x x xUxnxtxixtxlxexdx, 2007
(Cost: $117,840, Acquisition Date: 03/05/2024)	5,892	158,238
(Cost: $11,902, Acquisition Date: 01/15/2025) (d)	549	14,744
(Cost: $6,371, Acquisition Date: 08/29/2025) (d)	342	9,185
Masterworks 341, xLxLxCx-xWxoxoxlx,x xCxhxrxixsxtxoxpxhxexrx;x x xUxnxtxixtxlxexdx, 1990
(Cost: $1,109,560, Acquisition Date: 04/09/2024)	55,478	1,204,133
(Cost: $10,661, Acquisition Date: 08/29/2025) (d)	700	15,193
Masterworks 348, xLxLxCx-xKxaxtxzx,x xAxlxexxx;x x xRxaxixnxcxoxaxtx xTxrxixpxtxyxcxhx, 1982
(Cost: $450,820, Acquisition Date: 03/05/2024)	22,541	516,644

 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
10

Consolidated Schedule of Investments	as of October 31, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	SHARES	VALUE
Art (a) (b) (c) - 96.5% (continued)
Masterworks 355, xLxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x xDxexgxaxsx xAxtx x4x5x, 1974
(Cost: $487,560, Acquisition Date: 10/29/2024)	24,378	$600,464
(Cost: $520, Acquisition Date: 01/15/2025) (d)	26	640
(Cost: $3,708, Acquisition Date: 08/29/2025) (d)	183	4,508
Masterworks 369, xLxLxCx-xBxrxoxwxnx,x xCxexcxixlxyx;x xWxhxaxtx xyxoxux xNxexexdx, 2006
(Cost: $374,600, Acquisition Date: 12/20/2024) (d)	18,730	410,605
Masterworks 371, xLxLxCx-xSxexox-xbxox,x xPxaxrxkx;xx xExcxrxixtxuxrxex xNxox.x x2x-x7x5x, 1975
(Cost: $249,660, Acquisition Date: 03/05/2024)	12,483	246,624
(Cost: $180, Acquisition Date: 01/15/2025) (d)	9	178
(Cost: $1,382, Acquisition Date: 08/29/2025) (d)	93	1,837
Masterworks 380, xLxLxCx-xSxixnxgxexrx,x xAxvxexrxyx;xx xUxnxtxixtxlxexdx x(xSxaxtxuxrxdxaxyx xNxixgxhxtx)x, 2017
(Cost: $297,520, Acquisition Date: 03/05/2024)	14,876	308,720
(Cost: $30,215, Acquisition Date: 01/15/2025) (d)	1,597	33,142
(Cost: $15,444, Acquisition Date: 08/29/2025) (d)	990	20,545
Masterworks 386, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx; xxxAxbxsxtxrxaxkxtxexsx xBxixlxdx x(x5x5x7x-x3x)x, 1984
(Cost: $638,000, Acquisition Date: 04/30/2024)	31,900	626,012
(Cost: $4,140, Acquisition Date: 01/15/2025) (d)	207	4,062
(Cost: $3,572, Acquisition Date: 08/29/2025) (d)	242	4,749
Masterworks 387, xLxLxCx-xFxoxrxgx,x xGxuxnxtxhxexrx;x x xUxnxtxixtxlxexdx, 2008
(Cost: $194,180, Acquisition Date: 03/05/2024)	9,709	193,246
Masterworks 388, xLxLxCx-xBxaxsx,x xHxexrxnxaxnx;x x xWxixtxhx xSxtxuxpxixdx, 2011
(Cost: $249,660, Acquisition Date: 03/05/2024)	12,483	123,100
Masterworks 389, xLxLxCx-xFxoxrxgx,x xGxuxnxtxhxexrx;x x xUxnxtxixtxlxexdx, 2008
(Cost: $152,680, Acquisition Date: 04/02/2024)	7,634	154,856
Masterworks 390, xLxLxCx-xOxwxexnxsx,x xLxaxuxrxax;x x xUxnxtxixtxlxexdx, 2011
(Cost: $256,640, Acquisition Date: 03/05/2024)	12,832	251,029
(Cost: $2,480, Acquisition Date: 01/15/2025) (d)	124	2,426
(Cost: $1,428, Acquisition Date: 08/29/2025) (d)	97	1,898

	SHARES	VALUE
Art (a) (b) (c) - 96.5% (continued)
Masterworks 391, xLxLxCx-xPxexyxtxoxnx,x xExlxixzxaxbxextxhx;x x xPxixoxtxrx xUxkxlxaxnxsxkxix, 1996
(Cost: $180,420, Acquisition Date: 03/05/2024)	9,021	$171,587
(Cost: $1,846, Acquisition Date: 08/29/2025) (d)	129	2,454
Masterworks 393, xLxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x x xSxexaxsxpxaxcxex, 1981
(Cost: $513,300, Acquisition Date: 03/05/2024)	25,665	512,299
(Cost: $5,891, Acquisition Date: 01/15/2025) (d)	298	5,948
(Cost: $2,927, Acquisition Date: 08/29/2025) (d)	195	3,892
Masterworks 395, xLxLxCx-xFxoxrxgx,x xGxuxnxtxhxexrx;x x xUxnxtxixtxlxexdx, 2007
(Cost: $152,680, Acquisition Date: 03/05/2024)	7,634	154,998
Masterworks 396, xLxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex x1x8x1x xXx x8x1x xCxmx, 2006
(Cost: $305,120, Acquisition Date: 04/02/2024)	15,256	190,419
Masterworks 398, xLxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x x xCxlxoxsxex xBxyx, 1992
(Cost: $721,220, Acquisition Date: 03/05/2024)	36,061	604,956
(Cost: $3,634, Acquisition Date: 01/15/2025) (d)	203	3,406
(Cost: $3,420, Acquisition Date: 08/29/2025) (d)	271	4,546
Masterworks 399, xLxLxCx-xBxaxsx,x xHxexrxnxaxnx;x x xTxhxex xDxexaxdx xLxixnxex, 2011
(Cost: $132,600, Acquisition Date: 03/05/2024)	6,630	72,052
(Cost: $9,377, Acquisition Date: 08/29/2025) (d)	878	9,542
Masterworks 400, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x x xAxbxsxtxrxaxkxtxexsx xBxixlxdx x[x8x1x9x-x2x]x, 1994
(Cost: $669,980, Acquisition Date: 03/05/2024)	33,499	478,031
Masterworks 402, xLxLxCx-xNxaxrxax,x xYxoxsxhxixtxoxmxox;x x xUxnxtxixtxlxexdx, 2002
(Cost: $214,060, Acquisition Date: 03/05/2024)	10,703	365,351
(Cost: $20,247, Acquisition Date: 01/15/2025) (d)	951	32,463
(Cost: $8,632, Acquisition Date: 08/29/2025) (d)	588	20,072
Masterworks 406, xLxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xCxoxdxax, 2016
(Cost: $343,120, Acquisition Date: 04/02/2024)	17,156	270,427
Masterworks 407, xLxLxCx-xWxoxoxdx,x xJxoxnxaxsx;x x xWxoxoxdx xSxhxexlxfx xWxixtxhx xBxaxlxlx, 2019
(Cost: $638,000, Acquisition Date: 03/26/2024)	31,900	701,548

 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
11

Consolidated Schedule of Investments	as of October 31, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	SHARES	VALUE
Art (a) (b) (c) - 96.5% (continued)
Masterworks 410, xLxLxCx-xYxex,x xLxixux;x xTxhxex xExnxdx xOxfx xBxaxrxoxqxuxex, 1998
(Cost: $796,940, Acquisition Date: 04/02/2024)	39,847	$697,338
(Cost: $8,870, Acquisition Date: 08/29/2025) (d)	674	11,795
Masterworks 414, xLxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx;x x xVxaxlxuxex x8x7x, 2009
(Cost: $384,840, Acquisition Date: 04/30/2024)	19,242	371,396
Masterworks 416, xLxLxCx-xGxhxexnxixex,x xAxdxrxixaxnx;x x xTxhxex xLxixdxlxexsxsx xExyxex, 2014
(Cost: $235,900, Acquisition Date: 03/05/2024)	11,795	161,107
(Cost: $2,880, Acquisition Date: 01/15/2025) (d)	144	1,967
Masterworks 417, xLxLxCx-xNxaxrxax,x xYxoxsxhxixtxoxmxox;x x xDxoxgx xIxnx xTxhxex xNxixgxhxtx, 1995
(Cost: $249,660, Acquisition Date: 03/05/2024)	12,483	243,577
(Cost: $3,020, Acquisition Date: 01/15/2025) (d)	151	2,946
(Cost: $1,380, Acquisition Date: 08/29/2025) (d)	94	1,834

Masterworks 418, xLxLxCx-xBxoxextxtxix,x xAxlxixgxhxixexrxox;x x xIxlx xVxexnxtxixcxixnxqxuxexsxixmxox xGxixoxrxnxox xDxexlx xTxexrxzxox xMxexsxex xDxexlxlxaxnxnxox xMxixlxlxexnxoxvxexcxexnxtxoxoxtxtxaxnx, 1988

(Cost: $152,680, Acquisition Date: 03/26/2024)	7,634	168,236
(Cost: $1,475, Acquisition Date: 08/29/2025) (d)	89	1,961
Masterworks 419, xLxLxCx-xHxexnxdxrxixcxkxsx,x xBxaxrxkxlxexyx xLx.x;x x xTxrxixpxlxex xPxoxrxtxrxaxixtx:x xWxoxrxlxdx xCxoxnxqxuxexrxoxrx, 2011
(Cost: $585,020, Acquisition Date: 04/30/2024)	29,251	572,065
(Cost: $5,800, Acquisition Date: 01/15/2025) (d)	290	5,672
(Cost: $3,266, Acquisition Date: 08/29/2025) (d)	222	4,342
Masterworks 426, xLxLxCx-xWxoxoxdx,x xJxoxnxaxsx;x xWxhxixtxex xOxrxcxhxixdx xwxixtxhx xBxlxuxex xLxexaxvxexsx, 2020
(Cost: $180,420, Acquisition Date: 05/28/2024)	9,021	182,865
(Cost: $1,580, Acquisition Date: 01/15/2025) (d)	79	1,601
(Cost: $1,052, Acquisition Date: 08/29/2025) (d)	69	1,399
Masterworks 428, xLxLxCx-xKxuxsxuxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xFxKxQxSx)x, 2016
(Cost: $430,080, Acquisition Date: 06/11/2024)	21,504	309,653
Masterworks 434, xLxLxCx-xNxexexlx,x xAxlxixcxex;x xDxaxvxixdx xMxcxkxexex xAxnxdx xHxixsx xFxixrxsxtx xWxixfxex xJxaxnxex, 1968
(Cost: $402,340, Acquisition Date: 08/28/2024)	20,117	473,186

	SHARES	VALUE
Art (a) (b) (c) - 96.5% (continued)
Masterworks 446, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xUxnxtxixtxlxexdx x(xCxaxvxex xPxaxixnxtxixnxgx)x, 1982
(Cost: $1,386,940, Acquisition Date: 10/29/2024)	69,347	$1,609,863
(Cost: $280, Acquisition Date: 01/15/2025) (d)	14	325
(Cost: $10,420, Acquisition Date: 08/29/2025) (d)	521	12,095
Total Class A Equity Shares (Cost $108,969,644)		$107,142,227
Short-Term Investments - 1.2%
Money Market Funds - 1.2%
First American Government Obligations Fund - Class X - 4.06% (e)	693,736	693,736
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 4.04% (e)	693,736	693,736
Total Short-Term Investments (Cost $1,387,472)		1,387,472
TOTAL INVESTMENTS (Cost $110,357,116) - 97.7%		$108,529,699
ASSETS IN EXCESS OF OTHER LIABILITIES - 2.3%		2,503,064
TOTAL NET ASSETS - 100.0%		$111,032,763

Percentages are stated as a percent of net assets.
(a)
Security is fair valued by the Adviser Valuation Committee pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $107,142,227 which represented 96.5% of net assets.

(b)	Non-Income producing security.
(c)	Security is illiquid.
(d)	Security is restricted as to resale. The aggregate value of these securities at October 31, 2025, was $8,079,071, which represented 7.3% of net assets.
(e)	Rate shown is the 7-day effective yield.
 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
12

Consolidated Schedule of Investments	as of October 31, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

Prepaid Forward Contract (a)

Artwork Contract	Counterparty	Contract Date	Cost	Fair Value
Still, Clyfford; PH-69 (b)	Masterworks, LLC	8-30-2023	$ 7,336,384	$10,970,754
Condo, George; Autumn in Soho (c)	Masterworks, LLC	3-13-2024	1,891,875	2,899,375
Mitchell, Joan; Blueberry (c)	Masterworks, LLC	6-06-2024	6,390,247	8,374,096
Hockney, David; Almost Like Skiing (c)	Masterworks, LLC	1-22-2025	2,131,644	3,106,226
Mark Bradford; Sample 2 (d)	Masterworks, LLC	9-12-2025	1,200,000	1,846,219
				$ 27,196,670

(a)	Security is fair valued by the Adviser and has significant unobservable inputs.
(b)
The forward contract is prepaid by the buyer and may be physically or cash settled. If the contract is to be cash settled, the final settlement price will be based upon sale of the artwork as agreed by the parties. The termination date is the earlier of (i) 100 days from the valuation date of the artwork in November 2026 or May 2027, as selected by the seller, or as otherwise agreed to by the parties, and (ii) two business days following sale of the artwork.

(c)
The forward contract is prepaid by the buyer and may be physically or cash settled. If the contract is to be cash settled, the final settlement price will be based upon sale of the artwork as agreed by the parties. The termination date is the earlier of (i) 100 days from the valuation date of the artwork in November 2027 or May 2028, as selected by the seller, or as otherwise agreed to by the parties, and (ii) two business days following sale of the artwork.

(d)
The forward contract is prepaid by the buyer and may be physically or cash settled. If the contract is to be cash settled, the final settlement price will be based upon sale of the artwork as agreed by the parties. The termination date is the earlier of (i) 100 days from the valuation date of the artwork in May 2028, as selected by the seller, or as otherwise agreed to by the parties, and (ii) two business days following sale of the artwork.

 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.
13

Notes to Consolidated Financial Statements	as of October 31, 2025 (Unaudited)
1. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Stone Ridge Art Risk Premium Fund (the “Fund”) in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services - Investment Companies.
2. Investment Valuation and Fair Value Measurement
The Board of Trustees (the “Board”) of Stone Ridge Trust VIII has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) to serve as “valuation designee” in accordance with Rule 2a-5 of the Investment Company Act of 1940, as amended and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by the Fund (as needed), subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.
Generally, the Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by Stone Ridge, then such instruments will be valued as determined in good faith by Stone Ridge.
The Fund generally expects that the Artwork it holds will be fair valued by Stone Ridge in accordance with the Valuation Procedures and with assistance from certain Fund service providers. Listed below is a summary of certain of the methodologies generally used currently to fair value investments in Artwork, the special purpose vehicles that own Artwork or partial interests in Artwork (each, an “Artwork Company”) and the prepaid forward contracts on Artwork held by the Fund under the Valuation Procedures. The Artwork held by the Fund will be fair valued based on some or all the following fair valuation methodologies:
•
Assessment of the acquisition cost of Artwork or Artwork Company investments adjusted by premium or discount factors based on the Adviser’s assessment of economic, environmental conditions or other events that may result in higher or lower prices for Artwork or Artwork Company investments generally.

•	Assessment of recent comparable public and, to the extent verifiable, private sale prices for similar Artwork that is available and reliable and price trend information for comparable Artwork.
•	Assessment of artist-level and art-market segment level pricing information and benchmarks that are available and reliable and price trend information for such specific artist’s works.
•
Assessment of pricing information provided by third-party service providers or valuation agents, including Masterworks or Masterworks Administrative Services, LLC (“Masterworks AS” or “Artwork Administrator”).

•	Assessment of any other available information that the Adviser deems relevant to the valuation of Artwork or Artwork Company investments.
Fair value pricing of Artwork will require subjective determinations about the value of Artwork. Fair values may differ from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for an investment may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
14

Notes to Consolidated Financial Statements	as of October 31, 2025 (Unaudited)
The Adviser will generally determine the value of the Artwork Company investment by using the value of the underlying single work of art adjusted for any factors required to convert the value of the artwork asset to the value of the equity security. These factors include but are not limited to the fees charged to the Artwork Company, any secondary market or other transactions for Artwork Company shares, the perceived likelihood of a sale of the Artwork underlying the Artwork Company, the perceived timing of any such sale, the perceived likelihood of the form of any such sale (i.e., sale at auction versus sale in the private market) and any fees or expenses associated with such form, the perceived future appreciation rate of such Artwork, other market-wide or economic conditions or factors, or other factors deemed relevant by the Adviser. The Advisor will generally determine the value of the prepaid forward contract by using the value of the underlying single work of art adjusted for any fees owed to the counterparty as part of the contract. The Adviser values the underlying Artwork using a sales comparison approach (the “Sales Comparison Approach”), which is an appraisal method that compares the Artwork to a set of artworks with similar characteristics that have recently sold (“comparables” or “comps”) and taking into account certain other factors (art-specific factors, artist-specific factors, market factors and any changes to the condition of the Artwork). The valuation of the Artwork will be carried out by an appraiser upon the sale of a comparable (or if more than 180 days have passed since acquisition of the artwork without a sale of a comparable during such 180 days) and documented in an appraisal report.
The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;
Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;
Level 3 Inputs: significant unobservable inputs for the asset or liability.
Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.
The table below summarizes assets and liabilities measured at fair value on a recurring basis as of October 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Class A Equity Shares	$—	$—	$107,142,227	$107,142,227
Money Market Funds	1,387,472	—	—	1,387,472
Total Investments	$1,387,472	$—	$107,142,227	$108,529,699
Total Other Financial Instruments
Prepaid Forward Contracts	$—	$—	$27,196,670	$27,196,670
Total	$—	$—	$27,196,670	$27,196,670

15

Notes to Consolidated Financial Statements	as of October 31, 2025 (Unaudited)
Below is a reconciliation that details activity of investments categorized as Level 3 of the fair value hierarchy during the period ended October 31, 2025:

	CLASS A EQUITY SHARES	PREPAID FORWARD CONTRACTS
Beginning Balance — July 31, 2025	$104,052,380	$25,178,450
Acquisitions	2,550,066	1,307,911
Dispositions	—	—
Realized gains (losses)	—	—
Return of capital	—	—
Change in unrealized appreciation/(depreciation)	539,781	710,309
Transfers in/(out) Level 3	—	—
Ending Balance — October 31, 2025	$107,142,227	$27,196,670

As of October 31, 2025, the change in unrealized appreciation (depreciation) on positions still held by the Fund was $539,781 for Class A Equity Shares and $710,309 for Prepaid Forward Contracts.
The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of October 31, 2025:

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 10/31/25	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Class A Equity Shares	Art	$107,142,227	Sales Comparison Approach	N/A	N/A	N/A
Prepaid Forward Contracts	Art	$27,196,670	Sales Comparison Approach	N/A	N/A	N/A

The Artwork underlying each Artwork Company or prepaid forward contract is valued using the Sales Comparison Approach, which is an appraisal method carried out by an independent third-party appraiser that compares the Artwork to a set of comparable artworks. The appraiser selects the comparable artworks by identifying artworks that have similar characteristics to the Artwork in question (e.g., artist, genre, time period, size, date of the work’s creation, medium, series, imagery, technique, color, condition, provenance, exhibition history, prior sales history and any other relevant information); considering the recency of such artworks’ sales data; and considering the reliability of such sales data. The appraiser assigns a value to the Artwork in question based on the similarity of the physical characteristics and condition of the comparable artworks to the Artwork in question; the appraiser’s perceived quality of the comparable relative to the Artwork in question; the date of the comparable work’s most recent sale; and the source of the relevant sales data. The appraiser may also incorporate art-specific factors, artist-specific factors, market factors and/or the physical condition of the Artwork into the fair valuation of the Artwork. The appraisers do not, in any formulaic or mathematical manner, make adjustments to the sales comparable figures, but instead rely on their professional expertise to determine a fair value for the Artwork that is based on the different sales comparable figures, using a qualitative approach. To fair value the Artwork Company investments, the fees and expenses paid to the sponsor of the Artwork Company, as described in the offering documents of each Artwork Company, are subtracted from the fair value of the underlying Artwork and that value is then prorated to reflect the number of shares of the Artwork Company owned by the Fund. The Adviser will additionally adjust the fair value of the underlying Artwork for any other factors required to convert the value of the artwork asset to the value of the equity security. These factors include but are not limited to any secondary market or other transactions for Artwork Company shares, the perceived likelihood of a sale of the Artwork underlying the Artwork Company, the perceived timing of any such sale, the perceived likelihood of the form of any such sale (i.e., sale at auction versus sale in the private market) and any fees or expenses associated with such form, the perceived future appreciation rate of such Artwork, other market-wide or economic conditions or factors, or other factors deemed relevant by the Adviser.
To fair value the prepaid forward, any fees owed to the contract counterparty are subtracted from the fair value of the underlying Artwork.
16